INTANGIBLE ASSETS (Schedule of Amortization Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,458	$ 2,503	$ 2,625
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,918	1,758	1,758
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 540	$ 745	$ 867